Pension, Savings, And Other Employee Benefits (Schedule Of Components Of Net Periodic Benefit Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 14,800		$ 15,358	$ 15,225
Interest cost	33,040		32,823	31,441
Expected return on plan assets	(39,813)		(46,885)	(47,534)
Amortization of unrecognized, Transition obligation	0		0	0
Amortization of unrecognized, Prior service cost/(credit)	398		417	419
Amortization of unrecognized, Actuarial (gain)/loss	35,999		21,219	14,771
Net periodic benefit cost	44,424		22,932	14,322
ASC 715 curtaliment/ settlement expense	1,231	[1]	0	0
ASC 715 special termination benefits	0		258	0
Total periodic benefit costs	45,655		23,190	14,322
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	467		542	515
Interest cost	2,298		2,213	2,277
Expected return on plan assets	(915)		(1,188)	(1,161)
Amortization of unrecognized, Transition obligation	736		986	987
Amortization of unrecognized, Prior service cost/(credit)	(9)		(9)	(8)
Amortization of unrecognized, Actuarial (gain)/loss	(488)		(1,057)	(1,048)
Net periodic benefit cost	2,089		1,487	1,562
ASC 715 curtaliment/ settlement expense	0		0	0
ASC 715 special termination benefits	0		0	0
Total periodic benefit costs	$ 2,089		$ 1,487	$ 1,562

[1]	In 2012, lump sum payments under the supplement retirement plan triggered settlement accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the settlement and realized an ASC 715 settlement expense.